Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,776,643	60,404,242
Effect of dilutive share options outstanding	1,449,154	919,352
Weighted average number of ordinary shares for diluted net income per ordinary share	63,225,797	61,323,594